THOMPSON	ATLANTA CINCINNATI COLUMBUS NEW YORK
HINE	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

May 8, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Frank Funds - File Nos. 333-113657 and 811-21532

Ladies and Gentlemen:

The Frank Funds (the “Trust”) hereby submits Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A.  The Amendment is filed pursuant to Rule 485(a)(2) promulgated under the Securities Act of 1933.  The Amendment is filed for the purpose of adding a new series to the Trust, the Leigh Baldwin Total Return Fund.

If you have any comments or questions, please contact JoAnn M. Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP